Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 10,373	$ 1,274
Trade receivables		8
Governmental grant receivable	54	62
Other receivables and prepaid expenses	543	47
Inventories	6	11
TOTAL CURRENT ASSETS	10,976	1,402
Right-of-use assets	180
Property and equipment, net (Note 3)	68	43
TOTAL NON-CURRENT ASSETS	248	43
TOTAL ASSETS	11,224	1,445
CURRENT LIABILITIES:
Accounts payable	156	72
Advance payments	353	273
Deferred revenues	12	24
Accrued payroll and other employment related accruals	416	222
Accrued expenses	145	47
Lease liabilities	68
TOTAL CURRENT LIABILITIES	1,150	638
Lease liabilities	94
TOTAL LIABILITIES	1,244	638
COMMITMENTS AND CONTINGENCIES (Note 4)
SHAREHOLDERS’ EQUITY (Note 7):
Ordinary shares, NIS 0.01 par value: Authorized 50,000,000 as of December 31, 2022 and 20,000,000 as of December 31, 2021; Issued and outstanding 15,049,720 shares as of December 31, 2022 and 11,136,850 shares as of December 31, 2021.	43	31
Additional paid-in capital	23,346	7,689
Accumulated losses	(13,409)	(6,913)
TOTAL SHAREHOLDERS’ EQUITY	9,980	807
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 11,224	$ 1,445